DEAN WITTER GLOBAL UTILITIES FUND  TWO WORLD TRADE CENTER, NEW YORK, NEW YORK
                                   10048
LETTER TO THE SHAREHOLDERS FEBRUARY 28, 1998

DEAR SHAREHOLDER:

The Fund's fiscal year ended February 28, 1998, saw strong performance for global utility stocks but was marked by heightened volatility due to the financial crisis in Asia. Markets around the world initially reacted to the "Asian flu" with concern regarding the health of the global economy. However, this concern later eased and the problems in Asia were even perceived as placing a potentially beneficial drag on the U.S. economy, which was expanding at a rapid pace.

At the same time as global markets recovered from the events in Asia, global telecommunications stocks, which at fiscal year-end accounted for 68 percent of the Fund's invested assets, began advancing strongly. These stocks gained because of mergers, acquisitions and alliances among companies and as a result of continuing strong industry growth. For example, industry estimates are that the number of global wireless communications subscribers increased by 49 percent in 1997.

PERFORMANCE

For the fiscal year ended February 28, 1998, the Fund's Class B shares posted a total return of 26.06 percent versus 26.20 percent for the Lipper Utility Funds Index and 22.43 percent for the Morgan Stanley Capital International (MSCI) World Index. The Fund substantially outperformed the MSCI World Index because of the Fund's emphasis on telecommunications stocks and its low weighting in Japan. From their inception on July 28, 1997, through February 28, 1998, the Fund's Class A, C and D shares had total returns of 13.74 percent, 13.24 percent and
13.90 percent, respectively. Performance of the Fund's four classes varies because of differing sales charges and expenses. The accompanying chart compares the performance of the Fund versus the performances of the Lipper Index and the MSCI World Index.

THE PORTFOLIO

Due to poor performance and ongoing uncertainty related to emerging market stocks, the Fund reduced its exposure to this sector from 15 percent of invested assets at the end of August 1997 to 4 percent at

DEAN WITTER GLOBAL UTILITIES FUND
LETTER TO THE SHAREHOLDERS FEBRUARY 28, 1998, CONTINUED

the end of February 1998. The Fund reinvested these proceeds in U.S. utilities, pushing the Fund's U.S. allocation from 33 percent of invested assets to 42 percent.

New stocks added to the portfolio during the second half of the fiscal year included Cincinnati Bell, Inc. (United States), COLT Telecom Group PLC ADR and United Utilities PLC (United Kingdom), Copel (Series B) ADR (Brazil), France Telecom S.A. ADR, MetroNet Communications Corp. (Class B) ADR (Canada) and Telstra Corp. Ltd. ADR (Australia). COLT and MetroNet are examples of newer "alternative" telecommunications companies that compete against incumbent carriers. France Telecom, MetroNet and Telstra were purchased through initial public offerings.

On February 28, 1998, the Fund's portfolio was diversified among the following geographic regions: 43 percent in Europe, 42 percent in the United States, 9 percent in Canada and Latin America and 6 percent in the Pacific. At the end of the fiscal year, the Fund's net assets totaled $397.6 million.

LOOKING AHEAD

We expect the current merger, acquisition and strategic alliance activity to continue to be positive for telecommunications stocks. The rapid growth of the global telecommunications industry is continuing, stimulated by new product offerings and lower prices. The current macroeconomic environment around the world, with its steady economic growth, should continue to enhance the market attraction for the portfolio's electricity, natural gas and water stocks.

We appreciate your support of Dean Witter Global Utilities Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER GLOBAL UTILITIES FUND
FUND PERFORMANCE FEBRUARY 28, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 Growth of $10,000 -- Class B
            Shares
       ($ in Thousands)

                                       Fund  MSCI World(4)  Lipper(5)
May 31, 1994                        $10,000        $10,000    $10,000
February 28,1995                     $9,913         $9,970    $10,308
February 29,1996                    $11,773        $12,135    $12,546
February 28,1997                    $13,293        $13,553    $13,983
February 28,1998                 $16,557(3)        $16,593    $17,646

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN CHARGES AND EXPENSES.

                                   AVERAGE ANNUAL TOTAL RETURNS*
----------------------------------------------------------------------------------------------------
               CLASS B SHARES**                                      CLASS A SHARES+
-----------------------------------------------      -----------------------------------------------
PERIOD ENDED 2/28/98                                 PERIOD ENDED 2/28/98
-------------------------                            -------------------------
1 Year                      26.06%(1)    21.06%(2)   From Inception (7/28/97)    13.74%(1)     7.77%(2)
From Inception (5/31/94)    14.77(1)     14.40(2)

               CLASS C SHARES++                                     CLASS D SHARES(++)
-----------------------------------------------       -----------------------------------------------
PERIOD ENDED 2/28/98                                  PERIOD ENDED 2/28/98
-------------------------                             -------------------------
From Inception (7/28/97)    13.24%(1)    12.24%(2)    From Inception (7/28/97)   13.90%(1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value assuming a complete redemption on February 28, 1998.
 (4) The Morgan Stanley Capital International World Index (MSCI) measures performance for a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand and the Far East. The Index does not include any expenses, fees or charges or reinvestment of dividends. The Index is unmanaged and should not be considered an investment.
 (5) The Lipper Utility Fund Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Utility Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
 * For periods of less than one year, the Fund quotes its total return on a non-annualized basis.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.00%. The
   CDSC declines to 0% after six years.
 + The maximum front-end sales charge for Class A shares is 5.25%.
++ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
(++) Class D shares have no sales charge.

DEAN WITTER GLOBAL UTILITIES FUND
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 1998

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            COMMON STOCKS (95.8%)
            ARGENTINA (0.5%)
            UTILITIES - TELECOMMUNICATIONS
   282,000  Telecom Argentina Stet - France Telecom S.A. (Class B)................................  $  2,045,727
                                                                                                    ------------
            AUSTRALIA (3.3%)
            UTILITIES - NATURAL GAS
 1,325,000  Australian Gas Light Company Ltd......................................................    10,529,298
                                                                                                    ------------
            UTILITIES - TELECOMMUNICATIONS
    47,100  Telstra Corp. Ltd. (ADR)*.............................................................     2,561,062
                                                                                                    ------------

            TOTAL AUSTRALIA.......................................................................    13,090,360
                                                                                                    ------------
            AUSTRIA (0.7%)
            TRANSPORTATION
    71,000  Flughafen Wien AG.....................................................................     2,864,473
                                                                                                    ------------

            BRAZIL (0.3%)
            UTILITIES - ELECTRIC
    29,000  Companhia Paranaense de Energia - Copel (Series B) (ADR)..............................       369,750
                                                                                                    ------------
            UTILITIES - TELECOMMUNICATIONS
     7,500  Telecomunicacoes Brasileiras S.A. (ADR)...............................................       918,281
                                                                                                    ------------
            TOTAL BRAZIL..........................................................................     1,288,031
                                                                                                    ------------
            CANADA (5.3%)
            TELECOMMUNICATION EQUIPMENT
   160,000  Northern Telecom Ltd..................................................................     8,518,050
                                                                                                    ------------
            UTILITIES - NATURAL GAS
   176,344  TransCanada Pipelines Ltd.............................................................     3,957,150
                                                                                                    ------------
            UTILITIES - TELECOMMUNICATIONS
   125,000  Metronet Communications Corp. (Class B) (ADR)*........................................     2,953,125
   228,000  Telus Corp............................................................................     5,732,828
                                                                                                    ------------
                                                                                                       8,685,953
                                                                                                    ------------
            TOTAL CANADA..........................................................................    21,161,153
                                                                                                    ------------

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------

            CHILE (1.7%)
            UTILITIES - ELECTRIC
   115,000  Enersis S.A. (ADR)....................................................................  $  3,349,375
                                                                                                    ------------
            UTILITIES - TELECOMMUNICATIONS
   122,000  Compania de Telecommunicaciones de Chile S.A. (ADR)...................................     3,339,750
                                                                                                    ------------

            TOTAL CHILE...........................................................................     6,689,125
                                                                                                    ------------

            DENMARK (3.5%)
            TRANSPORTATION
    42,800  Kobenhavns Lufthavne AS...............................................................     4,544,000
                                                                                                    ------------
            UTILITIES - TELECOMMUNICATIONS
   143,000  Tele Danmark AS (B Shares)............................................................     9,263,024
                                                                                                    ------------

            TOTAL DENMARK.........................................................................    13,807,024
                                                                                                    ------------

            FINLAND (2.0%)
            TELECOMMUNICATION EQUIPMENT
    77,500  Nokia AB (Series K)...................................................................     7,742,258
                                                                                                    ------------

            FRANCE (2.6%)
            UTILITIES - TELECOMMUNICATIONS
    57,600  France Telecom S.A. (ADR)*............................................................     2,790,000
                                                                                                    ------------
            UTILITIES - WATER
    48,000  Compagnie Generale des Eaux...........................................................     7,554,460
                                                                                                    ------------

            TOTAL FRANCE..........................................................................    10,344,460
                                                                                                    ------------

            GERMANY (7.1%)
            TELECOMMUNICATION EQUIPMENT
   112,400  Siemens AG............................................................................     6,915,065
                                                                                                    ------------
            UTILITIES - ELECTRIC
   175,000  VEBA AG...............................................................................    11,740,275
                                                                                                    ------------
            WIRELESS COMMUNICATION
    15,700  Mannesmann AG.........................................................................     9,429,689
                                                                                                    ------------

            TOTAL GERMANY.........................................................................    28,085,029
                                                                                                    ------------

            ITALY (3.2%)
            UTILITIES - TELECOMMUNICATIONS
 1,015,000  Telecom Italia SpA....................................................................     6,912,451
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 1998, CONTINUED

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            WIRELESS COMMUNICATION
 1,220,000  Telecom Italia Mobile SpA.............................................................  $  5,587,969
                                                                                                    ------------

            TOTAL ITALY...........................................................................    12,500,420
                                                                                                    ------------

            JAPAN (0.6%)
            TELECOMMUNICATION EQUIPMENT
    12,900  Kyocera Corp..........................................................................       695,914
                                                                                                    ------------
            WIRELESS COMMUNICATION
       685  DDI Corp..............................................................................     1,787,902
                                                                                                    ------------

            TOTAL JAPAN...........................................................................     2,483,816
                                                                                                    ------------
            MEXICO (1.0%)
            UTILITIES - TELECOMMUNICATIONS
    79,000  Telefonos de Mexico S.A. de C.V. (Class L) (ADR)......................................     4,004,312
                                                                                                    ------------
            NETHERLANDS (2.9%)
            UTILITIES - TELECOMMUNICATIONS
   225,000  Koninklijke PTT Nederland NV..........................................................    11,329,748
                                                                                                    ------------

            NEW ZEALAND (2.0%)
            UTILITIES - TELECOMMUNICATIONS
 1,680,000  Telecom Corporation of New Zealand Ltd................................................     8,052,072
                                                                                                    ------------
            PORTUGAL (3.2%)
            UTILITIES - TELECOMMUNICATIONS
   132,000  Portugal Telecom S.A..................................................................     6,926,803
                                                                                                    ------------
            WIRELESS COMMUNICATION
    44,000  Telecel-Comunicacoes Pessoais S.A.*...................................................     5,861,141
                                                                                                    ------------
            TOTAL PORTUGAL........................................................................    12,787,944
                                                                                                    ------------
            SPAIN (5.6%)
            UTILITIES - ELECTRIC
   371,000  Empresa Nacional de Electricidad S.A..................................................     8,205,829
   428,000  Iberdrola S.A.........................................................................     6,195,030
                                                                                                    ------------
                                                                                                      14,400,859
                                                                                                    ------------

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            UTILITIES - TELECOMMUNICATIONS
   229,000  Telefonica de Espana..................................................................  $  7,880,627
                                                                                                    ------------

            TOTAL SPAIN...........................................................................    22,281,486
                                                                                                    ------------

            SWEDEN (1.8%)
            TELECOMMUNICATION EQUIPMENT
   156,300  Ericsson (L.M.) Telephone Co. AB (Series "B" Free)....................................     7,112,984
                                                                                                    ------------

            SWITZERLAND (1.9%)
            ELECTRICAL EQUIPMENT
     5,600  ABB AG - Bearer.......................................................................     7,652,887
                                                                                                    ------------

            UNITED KINGDOM (6.4%)
            CABLE & TELECOMMUNICATIONS
   496,071  Cable & Wireless Communications PLC*..................................................     2,870,703
 1,058,000  Telewest PLC*.........................................................................     1,347,998
                                                                                                    ------------
                                                                                                       4,218,701
                                                                                                    ------------
            MEDIA GROUP
   206,000  Carlton Communications PLC............................................................     1,446,095
                                                                                                    ------------
            UTILITIES - ELECTRIC
   154,500  National Grid Group PLC...............................................................       868,675
                                                                                                    ------------
            UTILITIES - TELECOMMUNICATIONS
    50,000  COLT Telecom Group PLC (ADR)*.........................................................     4,175,000
                                                                                                    ------------
            UTILITIES - WATER
   150,000  United Utilities PLC..................................................................     2,012,256
                                                                                                    ------------
            WIRELESS COMMUNICATION
   743,000  Orange PLC*...........................................................................     4,211,094
   975,000  Vodafone Group PLC....................................................................     8,655,660
                                                                                                    ------------
                                                                                                      12,866,754
                                                                                                    ------------

            TOTAL UNITED KINGDOM..................................................................    25,587,481
                                                                                                    ------------

            UNITED STATES (40.2%)
            MEDIA GROUP
   120,000  U.S. West Media Group*................................................................     3,862,500
                                                                                                    ------------
            TELECOMMUNICATION EQUIPMENT
    70,408  Lucent Technologies, Inc..............................................................     7,630,467
                                                                                                    ------------
            UTILITIES - ELECTRIC
   125,000  AES Corp.*............................................................................     5,500,000
   220,000  CMS Energy Corp.......................................................................     9,735,000
   140,000  Duke Power Co.........................................................................     7,778,750

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 1998, CONTINUED

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
   210,000  Edison International..................................................................  $  5,801,250
   110,000  Houston Industries, Inc...............................................................     2,846,250
   120,000  PG & E Corp...........................................................................     3,622,500
   280,000  Southern Co...........................................................................     6,912,500
                                                                                                    ------------
                                                                                                      42,196,250
                                                                                                    ------------
            UTILITIES - NATURAL GAS
   210,000  ENRON Corp............................................................................     9,870,000
                                                                                                    ------------
            UTILITIES - TELECOMMUNICATIONS
   170,000  Ameritech Corp........................................................................     7,086,875
   100,000  AT&T Corp.............................................................................     6,087,500
   114,480  Bell Atlantic Corp....................................................................    10,274,580
   190,000  BellSouth Corp........................................................................    11,590,000
   100,000  Cincinnati Bell, Inc..................................................................     3,200,000
   165,000  GTE Corp..............................................................................     8,930,625
   158,000  LCI International, Inc.*..............................................................     5,214,000
   128,000  MCI Communications Corp...............................................................     6,120,000
   135,000  SBC Communications, Inc...............................................................    10,209,375
   175,000  Sprint Corp...........................................................................    11,550,000
    50,000  Teleport Communications Group Inc. (Class A)*.........................................     2,731,250
   115,000  U.S. West Communications Group, Inc...................................................     5,987,188
   150,000  WorldCom, Inc.*.......................................................................     5,728,125
                                                                                                    ------------
                                                                                                      94,709,518
                                                                                                    ------------
            WIRELESS COMMUNICATION
    63,000  360 DEG. Communications Co.*..........................................................     1,669,500
                                                                                                    ------------

            TOTAL UNITED STATES...................................................................   159,938,235
                                                                                                    ------------

            TOTAL COMMON STOCKS
            (IDENTIFIED COST $226,808,302)........................................................   380,849,025
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT (a) (4.5%)
           U.S. GOVERNMENT AGENCY
$ 17,900   Federal National Mortgage Assoc. 5.61% due 03/02/98
             (AMORTIZED COST $17,897,211).........................................................  $ 17,897,211
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $244,705,513) (b)........................................................  100.3 %   398,746,236

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS............................................   (0.3)     (1,139,616)
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 397,606,620
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $159,211,339 and the aggregate gross unrealized depreciation is $5,170,616, resulting in net unrealized appreciation of $154,040,723.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT FEBRUARY 28, 1998:

CONTRACTS TO       IN       DELIVERY     UNREALIZED
  DELIVER     EXCHANGE FOR    DATE      DEPRECIATION
-------------------------------------------------------
$   1,005,539 CAD 1,428,368 03/02/98      $  (2,330)
AUD 1,485,397 $     996,702 03/04/98        (12,180)
AUD 1,416,137 $     961,132 03/05/98           (708)
$     952,944 FRF 5,763,122 03/31/98         (6,153)
                                           --------
  Total unrealized depreciation.....      $ (21,371)
                                           --------
                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
SUMMARY OF INVESTMENTS FEBRUARY 28, 1998

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Cable & Telecommunications........................................................  $  4,218,701          1.1%
Electrical Equipment..............................................................     7,652,887          1.9
Media Group.......................................................................     5,308,595          1.3
Telecommunication Equipment.......................................................    38,614,738          9.7
Transportation....................................................................     7,408,473          1.9
U.S. Government Agency............................................................    17,897,211          4.5
Utilities - Electric..............................................................    72,925,184         18.3
Utilities - Natural Gas...........................................................    24,356,448          6.1
Utilities - Telecommunications....................................................   173,594,328         43.7
Utilities - Water.................................................................     9,566,716          2.4
Wireless Communication............................................................    37,202,955          9.4
                                                                                    ------------      -----
                                                                                    $398,746,236        100.3%
                                                                                    ------------      -----
                                                                                    ------------      -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                     VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks.....................................................................  $380,849,025         95.8%
Short-Term Investment.............................................................    17,897,211          4.5
                                                                                    ------------      -----
                                                                                    $398,746,236        100.3%
                                                                                    ------------      -----
                                                                                    ------------      -----

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998

ASSETS:
Investments in securities, at value
  (identified cost $244,705,513)..............................................................  $398,746,236
Cash..........................................................................................       983,196
Receivable for:
    Investments sold..........................................................................     1,957,833
    Dividends.................................................................................       464,964
    Shares of beneficial interest sold........................................................       245,914
    Foreign withholding taxes reclaimed.......................................................       201,268
Deferred organizational expenses..............................................................        46,006
Prepaid expenses and other assets.............................................................        45,550
                                                                                                ------------
     TOTAL ASSETS.............................................................................   402,690,967
                                                                                                ------------
LIABILITIES:
Payable for:
    Investments purchased.....................................................................     4,207,137
    Shares of beneficial interest repurchased.................................................       300,150
    Plan of distribution fee..................................................................       263,085
    Investment management fee.................................................................       198,760
Accrued expenses and other payables...........................................................       115,215
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     5,084,347
                                                                                                ------------
     NET ASSETS...............................................................................  $397,606,620
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $251,769,724
Net unrealized appreciation...................................................................   154,030,844
Accumulated undistributed net investment income...............................................       135,281
Distributions in excess of net realized gain..................................................    (8,329,229)
                                                                                                ------------
     NET ASSETS...............................................................................  $397,606,620
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................      $947,894
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        62,773
     NET ASSET VALUE PER SHARE................................................................        $15.10
                                                                                                ------------
                                                                                                ------------

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................        $15.94
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $396,483,338
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    26,269,587
     NET ASSET VALUE PER SHARE................................................................        $15.09
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................      $160,984
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        10,684
     NET ASSET VALUE PER SHARE................................................................        $15.07
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................       $14,404
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................           953
     NET ASSET VALUE PER SHARE................................................................        $15.11
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 1998*

NET INVESTMENT INCOME:

INCOME
Dividends (net of $755,487 foreign withholding tax)............................................  $ 9,930,067
Interest.......................................................................................      552,834
                                                                                                 -----------

     TOTAL INCOME..............................................................................   10,482,901
                                                                                                 -----------

EXPENSES
Plan of distribution fee (Class A shares)......................................................          892
Plan of distribution fee (Class B shares)......................................................    3,262,820
Plan of distribution fee (Class C shares)......................................................          606
Investment management fee......................................................................    2,368,987
Transfer agent fees and expenses...............................................................      477,783
Custodian fees.................................................................................      174,398
Professional fees..............................................................................       71,725
Shareholder reports and notices................................................................       68,894
Registration fees..............................................................................       47,917
Organizational expenses........................................................................       34,018
Foreign exchange provisional tax...............................................................       21,805
Trustees' fees and expenses....................................................................       15,430
Other..........................................................................................       18,455
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    6,563,730
                                                                                                 -----------

     NET INVESTMENT INCOME.....................................................................    3,919,171
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain (loss) on:
    Investments................................................................................    2,951,676
    Foreign exchange transactions..............................................................      (41,048)
                                                                                                 -----------

     NET GAIN..................................................................................    2,910,628
                                                                                                 -----------
Net change in unrealized appreciation/depreciation on:
    Investments................................................................................   78,620,451
    Translation of forward foreign currency contracts, other assets and liabilities denominated
      in foreign currencies....................................................................      (10,153)
                                                                                                 -----------

     NET APPRECIATION..........................................................................   78,610,298
                                                                                                 -----------

     NET GAIN..................................................................................   81,520,926
                                                                                                 -----------

NET INCREASE...................................................................................  $85,440,097
                                                                                                 -----------
                                                                                                 -----------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     FOR THE YEAR           FOR THE YEAR
                                                                                        ENDED                  ENDED
                                                                                  FEBRUARY 28, 1998*     FEBRUARY 28, 1997
-----------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...........................................................     $    3,919,171        $    2,999,014
Net realized gain...............................................................          2,910,628             6,159,318
Net change in unrealized appreciation...........................................         78,610,298            33,486,202
                                                                                ---------------------- ----------------------

     NET INCREASE...............................................................         85,440,097            42,644,534
                                                                                ---------------------- ----------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares..............................................................             (3,553)           --
    Class B shares..............................................................         (3,902,063)           (3,680,883)
    Class C shares..............................................................               (280)           --
    Class D shares..............................................................                (61)           --
Net realized gain
    Class A shares..............................................................            (24,201)           --
    Class B shares..............................................................        (16,373,274)           --
    Class C shares..............................................................             (4,095)           --
    Class D shares..............................................................               (315)           --
                                                                                ---------------------- ----------------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS..........................................        (20,307,842)           (3,680,883)
                                                                                ---------------------- ----------------------

Net decrease from transactions in shares of beneficial interest.................        (19,765,137)          (47,071,634)
                                                                                ---------------------- ----------------------

     NET INCREASE (DECREASE)....................................................         45,367,118            (8,107,983)

NET ASSETS:
Beginning of period.............................................................        352,239,502           360,347,485
                                                                                ---------------------- ----------------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $135,281 AND $163,204,
    RESPECTIVELY)...............................................................     $  397,606,620        $  352,239,502
                                                                                ---------------------- ----------------------
                                                                                ---------------------- ----------------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Global Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek both capital appreciation and current income. The Fund seeks to achieve its objective by investing in equity and fixed income securities of companies, issued by issuers worldwide, which are engaged in the utilities industry. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on May 31, 1994. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation

DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1998, CONTINUED

model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss and in the Statement of Assets and Liabilities as part of the related foreign currency

DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1998, CONTINUED

denominated asset or liability. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $174,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate 0.65% to the net assets of the Fund determined as of the close of each business day. Effective May 1, 1997, the Agreement was amended to reduce the annual rate to 0.625% of the portion of daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of

DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1998, CONTINUED

all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any

DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1998, CONTINUED

reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $10,016,830 at February 28, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended February 28, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended February 28, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $580,315 and received $9,859 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 1998 aggregated $49,156,691 and $97,075,866, respectively.

For the year ended February 28, 1998, the Fund incurred brokerage commissions of $7,195 with DWR for portfolio transactions executed on behalf of the Fund. At February 28, 1998, the Fund's payable for investments purchased included unsettled trades with DWR of $131,500.

For the period May 31, 1997 through February 28, 1998, the Fund incurred brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager since May 31, 1997, of $79,146, for portfolio transactions executed on behalf of the Fund. At February 28, 1998, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $952,944.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 1998, the Fund had transfer agent fees and expenses payable of approximately $3,000.

DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1998, CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                        FEBRUARY 28, 1998             FEBRUARY 28, 1997
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES*
Sold.............................................................       64,407   $      867,738       --             --
Reinvestment of dividends and distributions......................        1,974           26,818       --             --
Redeemed.........................................................       (3,608)         (51,558)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class A...........................................       62,773          842,998       --             --
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES
Sold.............................................................    5,287,804       71,906,678     4,354,550   $ 51,632,264
Reinvestment of dividends and distributions......................    1,337,025       18,124,561       284,415      3,276,573
Redeemed.........................................................   (8,174,924)    (110,798,834)   (8,631,939)  (101,980,471)
                                                                   -----------   --------------   -----------   ------------
Net decrease - Class B...........................................   (1,550,095)     (20,767,595)   (3,992,974)   (47,071,634)
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES*
Sold.............................................................       10,598          145,286       --             --
Reinvestment of dividends and distributions......................          311            4,213       --             --
Redeemed.........................................................         (225)          (3,358)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class C...........................................       10,684          146,141       --             --
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES*
Sold.............................................................          926           12,944       --             --
Reinvestment of dividends and distributions......................           27              375       --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class D...........................................          953           13,319       --             --
                                                                   -----------   --------------   -----------   ------------
Net decrease in Fund.............................................   (1,475,685)  $  (19,765,137)   (3,992,974)  $(47,071,634)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 *   For the period July 28, 1997 (issue date) through February 28, 1998.

6. FEDERAL INCOME TAX STATUS

Capital and foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital and foreign currency losses of approximately $8,166,000 and $11,000, respectively, during fiscal 1998.

As of February 28, 1998, the Fund had temporary book/tax differences primarily attributable to post-October losses and permanent book/tax differences attributable to foreign currency losses. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and distributions in excess of net realized gain was credited $41,137.

DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1998, CONTINUED

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At February 28, 1998, there were outstanding forward contracts to facilitate settlement of foreign currency denominated portfolio transactions.

DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                         FOR THE
                                                                          PERIOD
                                                                         MAY 31,
                                                                          1994*
                                      FOR THE YEAR ENDED FEBRUARY 28,    THROUGH
                                      --------------------------------   FEBRUARY
                                      1998(++)++    1997      1996**     28, 1995
----------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period.............................. $   12.66   $  11.33   $   9.80   $   10.00
                                      ----------  ---------  ---------  ----------

Net investment income................      0.15       0.10       0.18        0.13

Net realized and unrealized gain
 (loss)..............................      3.05       1.35       1.64       (0.21)
                                      ----------  ---------  ---------  ----------

Total from investment operations.....      3.20       1.45       1.82       (0.08)
                                      ----------  ---------  ---------  ----------

Less dividends and distributions
 from:
   Net investment income.............     (0.15)     (0.12)     (0.16)      (0.12)
   Net realized gain.................     (0.62)     --         (0.13)     --
                                      ----------  ---------  ---------  ----------

Total dividends and distributions....     (0.77)     (0.12)     (0.29)      (0.12)
                                      ----------  ---------  ---------  ----------

Net asset value, end of period....... $   15.09   $  12.66   $  11.33   $    9.80
                                      ----------  ---------  ---------  ----------
                                      ----------  ---------  ---------  ----------

TOTAL INVESTMENT RETURN+.............     26.06%     12.91%     18.76%      (0.87)%(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses.............................      1.80%      1.82%      1.87%       1.97%(2)

Net investment income................      1.08%      0.85%      1.66%       1.83%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands...........................   $396,483   $352,240   $360,347    $337,600

Portfolio turnover rate..............        14%        10%        16%          2%(1)

Average commission rate paid.........   $0.0024    $0.0071      --         --

---------------------

 *   Commencement of operations.
**   Year ended February 29.
++ Prior to July 28, 1997, the Fund issued one class of shares. All shares held prior to that date have been designated Class B shares.
(++) The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          FEBRUARY 28,
                                                                            1998(++)
----------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 13.77
                                                                             ------
Net investment income.................................................         0.07
Net realized and unrealized gain......................................         1.76
                                                                             ------
Total from investment operations......................................         1.83
                                                                             ------
Less dividends and distributions from:
  Net investment income...............................................        (0.07)
  Net realized gain...................................................        (0.43)
                                                                             ------
Total dividends and distributions.....................................        (0.50)
                                                                             ------
Net asset value, end of period........................................      $ 15.10
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................        13.74%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.18%(2)
Net investment income.................................................         0.88%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $948
Portfolio turnover rate...............................................           14%
Average commission rate paid..........................................      $0.0024

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 13.77
                                                                             ------
Net investment income.................................................         0.01
Net realized and unrealized gain......................................         1.76
                                                                             ------
Total from investment operations......................................         1.77
                                                                             ------
Less dividends and distributions from:
   Net investment income..............................................        (0.04)
   Net realized gain..................................................        (0.43)
                                                                             ------
Total dividends and distributions.....................................        (0.47)
                                                                             ------
Net asset value, end of period........................................      $ 15.07
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................        13.24%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.93%(2)
Net investment income.................................................         0.06%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $161
Portfolio turnover rate...............................................           14%
Average commission rate paid..........................................      $0.0024

---------------------

 *   The date shares were first issued.
(++) The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          FEBRUARY 28,
                                                                            1998(++)
----------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 13.77
                                                                             ------

Net investment income.................................................         0.09

Net realized and unrealized gain......................................         1.76
                                                                             ------

Total from investment operations......................................         1.85
                                                                             ------

Less dividends and distributions from:
   Net investment income..............................................        (0.08)
   Net realized gain..................................................        (0.43)
                                                                             ------

Total dividends and distributions.....................................        (0.51)
                                                                             ------

Net asset value, end of period........................................      $ 15.11
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................        13.90%(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses..............................................................         0.92%(2)

Net investment income.................................................         1.04%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands...............................      $    14

Portfolio turnover rate...............................................           14%

Average commission rate paid..........................................      $0.0024

---------------------

 *   The date shares were first issued.
(++) The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL UTILITIES FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER GLOBAL UTILITIES FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Global Utilities Fund (the "Fund") at February 28, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
APRIL 13, 1998

DEAN WITTER GLOBAL UTILITIES FUND
FEDERAL TAX NOTICE (UNAUDITED)

                            1998 FEDERAL TAX NOTICE

For the year ended February 28, 1998, the Fund paid to shareholders the following per share amounts from long-term capital gains. These distributions are taxable as 28% rate gains or 20% rate gains, as indicated below:

                                                          PER SHARE
                                          ------------------------------------------
                                           CLASS A    CLASS B    CLASS C    CLASS D
                                          ---------  ---------  ---------  ---------
Portion of long-term capital gains
 taxable as:
  28% rate gain.........................     --          $0.16     --         --
  20% rate gain.........................      $0.43       0.43      $0.43      $0.43
                                          ---------  ---------  ---------  ---------
Total...................................      $0.43      $0.59      $0.43      $0.43
                                          ---------  ---------  ---------  ---------
                                          ---------  ---------  ---------  ---------

For the year ended February 28, 1998, 75.01% of the income dividends qualified for the dividends received deduction available to corporations. In addition, the Fund has elected, pursuant to Section 853 of the Internal Revenue Code, to pass through foreign taxes of $0.03 per share to its shareholders, of which 100% would be allowable as a credit. The Fund generated net foreign source income of $0.11 per share with respect to this election.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Edward F. Gaylor
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER
GLOBAL UTILITIES
FUND


[PHOTO]


ANNUAL REPORT
FEBRUARY 28, 1998